UNAUDITED INTERIM CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	€ 1,518	€ 1,031	€ 2,859	€ 2,468
Cost of sales	(1,319)	(957)	(2,518)	(2,241)
Gross profit	199	74	341	227
Selling and administrative expenses	(67)	(57)	(127)	(123)
Research and development expenses	(9)	(7)	(20)	(20)
Other gains and losses - net	44	(11)	87	(79)
Income / (loss) from operations	167	(1)	281	5
Finance costs - net	(37)	(42)	(92)	(87)
Income / (loss) before tax	130	(43)	189	(82)
Income tax (expense) / benefit	(22)	11	(33)	19
Net income / (loss)	108	(32)	156	(63)
Net income attributable to:
Equity holders of Constellium	107	(33)	153	(64)
Non-controlling interests	1	1	3	1
Net income / (loss)	€ 108	€ (32)	€ 156	€ (63)
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ 0.76	€ (0.24)	€ 1.09	€ (0.46)
Diluted (in EUR per share)	€ 0.73	€ (0.24)	€ 1.04	€ (0.46)
Weighted average number of shares
Basic (in shares)	140,636,684	137,901,336	140,301,539	137,903,307
Diluted (in shares)	146,730,106	137,901,336	146,730,106	137,903,307